Investment Objectives and Goals - KraneShares Dragon Capital Vietnam Growth Index ETF	Oct. 20, 2025
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Dragon Capital Vietnam Growth Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Dragon Capital Vietnam Growth Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Dragon Capital MerQube Vietnam Growth Index (the “Underlying Index”).